Average Annual Total Returns		12 Months Ended	50 Months Ended	60 Months Ended	78 Months Ended	95 Months Ended	109 Months Ended	120 Months Ended	124 Months Ended	151 Months Ended
	Dec. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
American Funds Global Growth Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent		8.28%		7.52%				8.40%		10.08%
Performance Inception Date	May 18, 2012
American Funds Global Growth Portfolio | Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent		10.83%		7.98%				8.61%		10.25%
Performance Inception Date	May 18, 2012
American Funds Global Growth Portfolio | Class ABLE-A
Prospectus [Line Items]
Average Annual Return, Percent		10.97%		8.15%	8.02%
Performance Inception Date	Jul. 13, 2018
American Funds Global Growth Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent		12.99%		7.97%				8.39%		10.07%
Performance Inception Date	May 18, 2012
American Funds Global Growth Portfolio | Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent		12.95%		7.93%				8.57%		10.20%
Performance Inception Date	May 18, 2012
American Funds Global Growth Portfolio | Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent		14.58%		8.51%				8.75%		10.30%
Performance Inception Date	May 18, 2012
American Funds Global Growth Portfolio | Class ABLE-F-2
Prospectus [Line Items]
Average Annual Return, Percent		15.18%	9.30%
Performance Inception Date	Oct. 30, 2020
American Funds Global Growth Portfolio | Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent		15.02%		8.98%				9.23%		10.78%
Performance Inception Date	May 18, 2012
American Funds Global Growth Portfolio | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		15.24%		9.18%		10.69%
Performance Inception Date	Jan. 27, 2017
American Funds Global Growth Portfolio | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		14.82%		8.79%				9.02%		10.58%
Performance Inception Date	May 18, 2012
American Funds Global Growth Portfolio | Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent		15.12%	9.22%
Performance Inception Date	Oct. 30, 2020
American Funds Global Growth Portfolio | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		15.14%		9.07%				9.30%		10.86%
Performance Inception Date	May 18, 2012
American Funds Global Growth Portfolio | Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.05%		8.20%				8.27%
American Funds Global Growth Portfolio | Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.91%		7.11%				7.40%
American Funds Global Growth Portfolio | Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent		15.15%	9.28%
Performance Inception Date	Oct. 30, 2020
American Funds Global Growth Portfolio | Class R-1
Prospectus [Line Items]
Average Annual Return, Percent		14.05%		8.08%				8.29%		9.82%
Performance Inception Date	May 18, 2012
American Funds Global Growth Portfolio | Class R-2
Prospectus [Line Items]
Average Annual Return, Percent		14.00%		8.00%				8.24%		9.78%
Performance Inception Date	May 18, 2012
American Funds Global Growth Portfolio | Class R-3
Prospectus [Line Items]
Average Annual Return, Percent		14.52%		8.48%				8.72%		10.26%
Performance Inception Date	May 18, 2012
American Funds Global Growth Portfolio | Class R-4
Prospectus [Line Items]
Average Annual Return, Percent		14.88%		8.81%				9.06%		10.61%
Performance Inception Date	May 18, 2012
American Funds Global Growth Portfolio | Class R-5
Prospectus [Line Items]
Average Annual Return, Percent		15.15%		9.13%				9.37%		10.92%
Performance Inception Date	May 18, 2012
American Funds Global Growth Portfolio | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		15.28%		9.18%				9.43%		10.96%
Performance Inception Date	May 18, 2012
American Funds Global Growth Portfolio | Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent		14.31%		8.31%				8.66%	8.10%
Performance Inception Date	Aug. 29, 2014
American Funds Global Growth Portfolio | Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent		15.08%		9.03%			9.85%
Performance Inception Date	Nov. 20, 2015
American Funds Global Growth Portfolio | MSCI® All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.49%		10.06%				9.23%		10.61%
American Funds Growth Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent		13.33%		9.65%				9.90%		11.70%
Performance Inception Date	May 18, 2012
American Funds Growth Portfolio | Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent		15.94%		10.13%				10.11%		11.85%
Performance Inception Date	May 18, 2012
American Funds Growth Portfolio | Class ABLE-A
Prospectus [Line Items]
Average Annual Return, Percent		16.08%		10.29%	9.67%
Performance Inception Date	Jul. 13, 2018
American Funds Growth Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent		18.32%		10.14%				9.89%		11.67%
Performance Inception Date	May 18, 2012
American Funds Growth Portfolio | Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent		18.27%		10.08%				10.07%		11.81%
Performance Inception Date	May 18, 2012
American Funds Growth Portfolio | Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent		19.91%		10.68%				10.25%		11.90%
Performance Inception Date	May 18, 2012
American Funds Growth Portfolio | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		20.14%		10.94%				10.52%		12.19%
Performance Inception Date	May 18, 2012
American Funds Growth Portfolio | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		20.48%		11.25%				10.82%		12.48%
Performance Inception Date	May 18, 2012
American Funds Growth Portfolio | Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.89%		10.00%				9.57%
American Funds Growth Portfolio | Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.33%		8.76%				8.60%
American Funds Growth Portfolio | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		20.60%		11.35%		12.04%
Performance Inception Date	Jan. 27, 2017
American Funds Growth Portfolio | Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent		20.42%		11.16%				10.74%		12.40%
Performance Inception Date	May 18, 2012
American Funds Growth Portfolio | Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent		20.47%	11.90%
Performance Inception Date	Oct. 30, 2020
American Funds Growth Portfolio | Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent		20.55%	11.97%
Performance Inception Date	Oct. 30, 2020
American Funds Growth Portfolio | Class ABLE-F-2
Prospectus [Line Items]
Average Annual Return, Percent		20.53%	12.00%
Performance Inception Date	Oct. 30, 2020
American Funds Growth Portfolio | Class R-5
Prospectus [Line Items]
Average Annual Return, Percent		20.53%		11.29%				10.87%		12.54%
Performance Inception Date	May 18, 2012
American Funds Growth Portfolio | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		20.61%		11.34%				10.93%		12.59%
Performance Inception Date	May 18, 2012
American Funds Growth Portfolio | Class R-1
Prospectus [Line Items]
Average Annual Return, Percent		19.31%		10.14%				9.72%		11.38%
Performance Inception Date	May 18, 2012
American Funds Growth Portfolio | Class R-2
Prospectus [Line Items]
Average Annual Return, Percent		19.34%		10.16%				9.73%		11.39%
Performance Inception Date	May 18, 2012
American Funds Growth Portfolio | Class R-3
Prospectus [Line Items]
Average Annual Return, Percent		19.84%		10.64%				10.21%		11.87%
Performance Inception Date	May 18, 2012
American Funds Growth Portfolio | Class R-4
Prospectus [Line Items]
Average Annual Return, Percent		20.17%		10.97%				10.55%		12.22%
Performance Inception Date	May 18, 2012
American Funds Growth Portfolio | Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent		19.64%		10.46%				10.09%	9.67%
Performance Inception Date	Aug. 29, 2014
American Funds Growth Portfolio | Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent		20.47%		11.19%			11.42%
Performance Inception Date	Nov. 20, 2015
American Funds Growth Portfolio | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		14.53%				13.10%		14.88%
American Funds Growth Portfolio | MSCI® All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.53%		4.10%				4.80%		6.10%
American Funds Growth and Income Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent		8.00%		7.86%				7.87%		9.36%
Performance Inception Date	May 18, 2012
American Funds Growth and Income Portfolio | Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent		10.55%		8.34%				8.07%		9.51%
Performance Inception Date	May 18, 2012
American Funds Growth and Income Portfolio | Class ABLE-A
Prospectus [Line Items]
Average Annual Return, Percent		10.72%		8.49%	8.23%
Performance Inception Date	Jul. 13, 2018
American Funds Growth and Income Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent		12.76%		8.35%				7.86%		9.34%
Performance Inception Date	May 18, 2012
American Funds Growth and Income Portfolio | Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent		12.67%		8.29%				8.04%		9.48%
Performance Inception Date	May 18, 2012
American Funds Growth and Income Portfolio | Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent		14.31%		8.87%				8.21%		9.56%
Performance Inception Date	May 18, 2012
American Funds Growth and Income Portfolio | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		14.58%		9.11%				8.47%		9.84%
Performance Inception Date	May 18, 2012
American Funds Growth and Income Portfolio | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		14.85%		9.40%				8.75%		10.12%
Performance Inception Date	May 18, 2012
American Funds Growth and Income Portfolio | Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.45%		8.12%				7.50%
American Funds Growth and Income Portfolio | Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.65%		7.22%				6.83%
American Funds Growth and Income Portfolio | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		14.98%		9.51%		9.86%
Performance Inception Date	Jan. 27, 2017
American Funds Growth and Income Portfolio | Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent		14.79%		9.33%				8.68%		10.04%
Performance Inception Date	May 18, 2012
American Funds Growth and Income Portfolio | Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent		14.88%	10.76%
Performance Inception Date	Oct. 30, 2020
American Funds Growth and Income Portfolio | Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent		14.87%	10.81%
Performance Inception Date	Oct. 30, 2020
American Funds Growth and Income Portfolio | Class ABLE-F-2
Prospectus [Line Items]
Average Annual Return, Percent		15.00%	10.86%
Performance Inception Date	Oct. 30, 2020
American Funds Growth and Income Portfolio | Class R-1
Prospectus [Line Items]
Average Annual Return, Percent		13.76%		8.33%				7.68%		9.04%
Performance Inception Date	May 18, 2012
American Funds Growth and Income Portfolio | Class R-2
Prospectus [Line Items]
Average Annual Return, Percent		13.76%		8.35%				7.70%		9.05%
Performance Inception Date	May 18, 2012
American Funds Growth and Income Portfolio | Class R-3
Prospectus [Line Items]
Average Annual Return, Percent		14.28%		8.82%				8.17%		9.52%
Performance Inception Date	May 18, 2012
American Funds Growth and Income Portfolio | Class R-4
Prospectus [Line Items]
Average Annual Return, Percent		14.61%		9.15%				8.49%		9.87%
Performance Inception Date	May 18, 2012
American Funds Growth and Income Portfolio | Class R-5
Prospectus [Line Items]
Average Annual Return, Percent		14.92%		9.45%				8.81%		10.17%
Performance Inception Date	May 18, 2012
American Funds Growth and Income Portfolio | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		14.95%		9.52%				8.87%		10.22%
Performance Inception Date	May 18, 2012
American Funds Growth and Income Portfolio | Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent		14.00%		8.64%				8.05%	7.69%
Performance Inception Date	Aug. 29, 2014
American Funds Growth and Income Portfolio | Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent		14.86%		9.36%			9.47%
Performance Inception Date	Nov. 20, 2015
American Funds Growth and Income Portfolio | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		14.53%				13.10%		14.88%
American Funds Growth and Income Portfolio | MSCI® All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.53%		4.10%				4.80%		6.10%
American Funds Growth and Income Portfolio | Bloomberg Global Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		(1.69%)		(1.96%)				0.15%		0.19%
American Funds Moderate Growth and Income Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent		4.94%		5.87%				6.55%		7.98%
Performance Inception Date	May 18, 2012
American Funds Moderate Growth and Income Portfolio | Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent		7.39%		6.36%				6.76%		8.13%
Performance Inception Date	May 18, 2012
American Funds Moderate Growth and Income Portfolio | Class ABLE-A
Prospectus [Line Items]
Average Annual Return, Percent		7.49%		6.45%	6.77%
Performance Inception Date	Jul. 13, 2018
American Funds Moderate Growth and Income Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent		9.50%		6.35%				6.55%		7.97%
Performance Inception Date	May 18, 2012
American Funds Moderate Growth and Income Portfolio | Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent		9.47%		6.29%				6.73%		8.10%
Performance Inception Date	May 18, 2012
American Funds Moderate Growth and Income Portfolio | Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent		11.04%		6.86%				6.89%		8.18%
Performance Inception Date	May 18, 2012
American Funds Moderate Growth and Income Portfolio | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		11.26%		7.09%				7.14%		8.45%
Performance Inception Date	May 18, 2012
American Funds Moderate Growth and Income Portfolio | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		11.53%		7.36%				7.42%		8.73%
Performance Inception Date	May 18, 2012
American Funds Moderate Growth and Income Portfolio | Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.38%		6.24%				6.36%
American Funds Moderate Growth and Income Portfolio | Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.36%		5.58%				5.75%
American Funds Moderate Growth and Income Portfolio | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		11.66%		7.47%		8.27%
Performance Inception Date	Jan. 27, 2017
American Funds Moderate Growth and Income Portfolio | Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent		11.53%		7.32%				7.36%		8.67%
Performance Inception Date	May 18, 2012
American Funds Moderate Growth and Income Portfolio | Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent		11.56%	8.48%
Performance Inception Date	Oct. 30, 2020
American Funds Moderate Growth and Income Portfolio | Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent		11.60%	8.53%
Performance Inception Date	Oct. 30, 2020
American Funds Moderate Growth and Income Portfolio | Class ABLE-F-2
Prospectus [Line Items]
Average Annual Return, Percent		11.68%	8.58%
Performance Inception Date	Oct. 30, 2020
American Funds Moderate Growth and Income Portfolio | Class R-1
Prospectus [Line Items]
Average Annual Return, Percent		10.53%		6.33%				6.36%		7.67%
Performance Inception Date	May 18, 2012
American Funds Moderate Growth and Income Portfolio | Class R-2
Prospectus [Line Items]
Average Annual Return, Percent		10.50%		6.33%				6.37%		7.68%
Performance Inception Date	May 18, 2012
American Funds Moderate Growth and Income Portfolio | Class R-3
Prospectus [Line Items]
Average Annual Return, Percent		10.93%		6.79%				6.84%		8.14%
Performance Inception Date	May 18, 2012
American Funds Moderate Growth and Income Portfolio | Class R-4
Prospectus [Line Items]
Average Annual Return, Percent		11.29%		7.11%				7.16%		8.47%
Performance Inception Date	May 18, 2012
American Funds Moderate Growth and Income Portfolio | Class R-5
Prospectus [Line Items]
Average Annual Return, Percent		11.64%		7.42%				7.47%		8.78%
Performance Inception Date	May 18, 2012
American Funds Moderate Growth and Income Portfolio | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		11.69%		7.47%				7.53%		8.83%
Performance Inception Date	May 18, 2012
American Funds Moderate Growth and Income Portfolio | Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent		10.75%		6.62%				6.73%	6.56%
Performance Inception Date	Aug. 29, 2014
American Funds Moderate Growth and Income Portfolio | Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent		11.50%		7.31%			7.83%
Performance Inception Date	Nov. 20, 2015
American Funds Moderate Growth and Income Portfolio | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		14.53%				13.10%		14.88%
American Funds Moderate Growth and Income Portfolio | MSCI® All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.53%		4.10%				4.80%		6.10%
American Funds Moderate Growth and Income Portfolio | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%		(0.33%)				1.35%		1.54%
American Funds Conservative Growth and Income Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent		3.00%		4.21%				5.08%		6.15%
Performance Inception Date	May 18, 2012
American Funds Conservative Growth and Income Portfolio | Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent		5.41%		4.66%				5.27%		6.29%
Performance Inception Date	May 18, 2012
American Funds Conservative Growth and Income Portfolio | Class ABLE-A
Prospectus [Line Items]
Average Annual Return, Percent		5.47%		4.77%	5.43%
Performance Inception Date	Jul. 13, 2018
American Funds Conservative Growth and Income Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent		7.50%		4.68%				5.07%		6.14%
Performance Inception Date	May 18, 2012
American Funds Conservative Growth and Income Portfolio | Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent		7.37%		4.63%				5.25%		6.27%
Performance Inception Date	May 18, 2012
American Funds Conservative Growth and Income Portfolio | Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent		8.97%		5.16%				5.41%		6.35%
Performance Inception Date	May 18, 2012
American Funds Conservative Growth and Income Portfolio | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		9.21%		5.40%				5.65%		6.61%
Performance Inception Date	May 18, 2012
American Funds Conservative Growth and Income Portfolio | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		9.48%		5.67%				5.93%		6.88%
Performance Inception Date	May 18, 2012
American Funds Conservative Growth and Income Portfolio | Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.61%		4.01%				4.44%
American Funds Conservative Growth and Income Portfolio | Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.08%		3.92%				4.23%
American Funds Conservative Growth and Income Portfolio | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		9.60%		5.78%		6.44%
Performance Inception Date	Jan. 27, 2017
American Funds Conservative Growth and Income Portfolio | Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent		9.41%		5.62%				5.87%		6.83%
Performance Inception Date	May 18, 2012
American Funds Conservative Growth and Income Portfolio | Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent		9.50%	7.58%
Performance Inception Date	Oct. 30, 2020
American Funds Conservative Growth and Income Portfolio | Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent		9.54%	7.62%
Performance Inception Date	Oct. 30, 2020
American Funds Conservative Growth and Income Portfolio | Class ABLE-F-2
Prospectus [Line Items]
Average Annual Return, Percent		9.59%	7.67%
Performance Inception Date	Oct. 30, 2020
American Funds Conservative Growth and Income Portfolio | Class R-1
Prospectus [Line Items]
Average Annual Return, Percent		8.45%		4.65%				4.89%		5.85%
Performance Inception Date	May 18, 2012
American Funds Conservative Growth and Income Portfolio | Class R-2
Prospectus [Line Items]
Average Annual Return, Percent		8.41%		4.65%				4.89%		5.85%
Performance Inception Date	May 18, 2012
American Funds Conservative Growth and Income Portfolio | Class R-3
Prospectus [Line Items]
Average Annual Return, Percent		8.94%		5.12%				5.36%		6.31%
Performance Inception Date	May 18, 2012
American Funds Conservative Growth and Income Portfolio | Class R-4
Prospectus [Line Items]
Average Annual Return, Percent		9.24%		5.43%				5.67%		6.64%
Performance Inception Date	May 18, 2012
American Funds Conservative Growth and Income Portfolio | Class R-5
Prospectus [Line Items]
Average Annual Return, Percent		9.60%		5.73%				5.98%		6.94%
Performance Inception Date	May 18, 2012
American Funds Conservative Growth and Income Portfolio | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		9.58%		5.77%				6.04%		6.98%
Performance Inception Date	May 18, 2012
American Funds Conservative Growth and Income Portfolio | Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent		8.72%		4.94%				5.29%	5.13%
Performance Inception Date	Aug. 29, 2014
American Funds Conservative Growth and Income Portfolio | Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent		9.45%		5.64%			6.57%
Performance Inception Date	Nov. 20, 2015
American Funds Conservative Growth and Income Portfolio | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		14.53%				13.10%		14.88%
American Funds Conservative Growth and Income Portfolio | MSCI® All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.53%		4.10%				4.80%		6.10%
American Funds Conservative Growth and Income Portfolio | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%		(0.33%)				1.35%		1.54%
American Funds Tax-Aware Conservative Growth and Income Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent		6.00%		5.14%				5.92%		7.12%
Performance Inception Date	May 18, 2012
American Funds Tax-Aware Conservative Growth and Income Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent		8.32%		5.19%				5.73%		6.97%
Performance Inception Date	May 18, 2012
American Funds Tax-Aware Conservative Growth and Income Portfolio | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		9.98%		5.89%				6.30%		7.43%
Performance Inception Date	May 18, 2012
American Funds Tax-Aware Conservative Growth and Income Portfolio | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		10.31%		6.16%				6.57%		7.71%
Performance Inception Date	May 18, 2012
American Funds Tax-Aware Conservative Growth and Income Portfolio | Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.41%		5.32%				5.55%
American Funds Tax-Aware Conservative Growth and Income Portfolio | Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.52%		4.88%				5.09%
American Funds Tax-Aware Conservative Growth and Income Portfolio | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		10.43%		6.28%		7.27%
Performance Inception Date	Jan. 27, 2017
American Funds Tax-Aware Conservative Growth and Income Portfolio | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		14.53%				13.10%		14.88%
American Funds Tax-Aware Conservative Growth and Income Portfolio | MSCI® All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.53%		4.10%				4.80%		6.10%
American Funds Tax-Aware Conservative Growth and Income Portfolio | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%		(0.33%)				1.35%		1.54%
American Funds Preservation Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent		1.07%		0.76%				1.14%		1.06%
Performance Inception Date	May 18, 2012
American Funds Preservation Portfolio | Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent		1.08%		0.75%				1.12%		1.04%
Performance Inception Date	May 18, 2012
American Funds Preservation Portfolio | Class ABLE-A
Prospectus [Line Items]
Average Annual Return, Percent		1.26%		0.89%	1.51%
Performance Inception Date	Jul. 13, 2018
American Funds Preservation Portfolio | Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent		1.90%		0.52%				0.99%		0.94%
Performance Inception Date	May 18, 2012
American Funds Preservation Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent		2.03%		0.58%				0.82%		0.81%
Performance Inception Date	May 18, 2012
American Funds Preservation Portfolio | Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent		3.43%		1.04%				1.15%		1.02%
Performance Inception Date	May 18, 2012
American Funds Preservation Portfolio | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		3.64%		1.26%				1.39%		1.27%
Performance Inception Date	May 18, 2012
American Funds Preservation Portfolio | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		3.94%		1.55%				1.66%		1.53%
Performance Inception Date	May 18, 2012
American Funds Preservation Portfolio | Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.14%		0.42%				0.74%
American Funds Preservation Portfolio | Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.31%		0.71%				0.87%
American Funds Preservation Portfolio | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		4.04%		1.64%		1.87%
Performance Inception Date	Jan. 27, 2017
American Funds Preservation Portfolio | Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent		3.84%		1.46%				1.59%		1.46%
Performance Inception Date	May 18, 2012
American Funds Preservation Portfolio | Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent		3.94%	0.55%
Performance Inception Date	Oct. 30, 2020
American Funds Preservation Portfolio | Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent		3.98%	0.59%
Performance Inception Date	Oct. 30, 2020
American Funds Preservation Portfolio | Class ABLE-F-2
Prospectus [Line Items]
Average Annual Return, Percent		4.05%	0.69%
Performance Inception Date	Oct. 30, 2020
American Funds Preservation Portfolio | Class R-1
Prospectus [Line Items]
Average Annual Return, Percent		3.00%		0.55%				0.65%		0.55%
Performance Inception Date	May 18, 2012
American Funds Preservation Portfolio | Class R-2
Prospectus [Line Items]
Average Annual Return, Percent		2.96%		0.55%				0.65%		0.54%
Performance Inception Date	May 18, 2012
American Funds Preservation Portfolio | Class R-3
Prospectus [Line Items]
Average Annual Return, Percent		3.41%		1.01%				1.11%		0.99%
Performance Inception Date	May 18, 2012
American Funds Preservation Portfolio | Class R-4
Prospectus [Line Items]
Average Annual Return, Percent		3.70%		1.30%				1.42%		1.30%
Performance Inception Date	May 18, 2012
American Funds Preservation Portfolio | Class R-5
Prospectus [Line Items]
Average Annual Return, Percent		3.99%		1.59%				1.71%		1.58%
Performance Inception Date	May 18, 2012
American Funds Preservation Portfolio | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		4.04%		1.64%				1.75%		1.62%
Performance Inception Date	May 18, 2012
American Funds Preservation Portfolio | Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent		3.32%		0.82%				1.00%	0.97%
Performance Inception Date	Aug. 29, 2014
American Funds Preservation Portfolio | Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent		3.99%		1.50%			1.68%
Performance Inception Date	Nov. 20, 2015
American Funds Preservation Portfolio | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%		(0.33%)				1.35%		1.54%
American Funds Preservation Portfolio | Bloomberg 1-5 Year U.S. Government/Credit A+ Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		3.55%		1.16%				1.51%		1.39%
American Funds Tax-Exempt Preservation Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent		(0.45%)		0.43%				1.11%		1.37%
Performance Inception Date	May 18, 2012
American Funds Tax-Exempt Preservation Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent		0.40%		0.23%				0.80%		1.12%
Performance Inception Date	May 18, 2012
American Funds Tax-Exempt Preservation Portfolio | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		2.21%		0.92%				1.35%		1.57%
Performance Inception Date	May 18, 2012
American Funds Tax-Exempt Preservation Portfolio | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		2.38%		1.19%				1.62%		1.83%
Performance Inception Date	May 18, 2012
American Funds Tax-Exempt Preservation Portfolio | Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.38%		1.17%				1.60%
American Funds Tax-Exempt Preservation Portfolio | Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.51%		1.31%				1.69%
American Funds Tax-Exempt Preservation Portfolio | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		2.49%		1.27%		1.83%
Performance Inception Date	Jan. 27, 2017
American Funds Tax-Exempt Preservation Portfolio | Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.05%		0.99%				2.25%		2.51%
American Funds Tax-Exempt Preservation Portfolio | Bloomberg Municipal Bond 1-7 Year Blend Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.50%		1.04%				1.59%		1.61%